UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21470
Investment Company Act File Number
Eaton Vance Tax-Advantaged Global Dividend Income Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certifications

Item 1. Schedule of Investments

Eaton Vance Tax-Advantaged Global Dividend Income Fund	as of January 31, 2009
PORTFOLIO OF INVESTMENTS (Unaudited)
Common Stocks — 126.0%(1)

Security	Shares	Value

Beverages — 3.1%
Diageo PLC	2,000,000	$26,835,086

		$26,835,086

Construction & Engineering — 0.6%
Bouygues SA	150,000	$5,107,935

		$5,107,935

Diversified Telecommunication Services — 12.3%
AT&T, Inc.	2,195,000	$54,040,900
BCE, Inc.	748,000	15,304,080
France Telecom SA	1,077,991	24,156,761
Verizon Communications, Inc.	446,324	13,331,698

		$106,833,439

Electric Utilities — 31.0%
E.ON AG	1,500,000	$48,316,507
Edison International	650,000	21,170,500
Endesa SA	150,000	4,619,849
Entergy Corp.	450,000	34,362,000
Exelon Corp.	560,000	30,363,200
FPL Group, Inc.	700,000	36,085,000
Iberdrola SA	4,400,000	34,253,261
Scottish and Southern Energy PLC	2,500,000	42,986,986
Southern Co. (The)	500,000	16,725,000

		$268,882,303

Electrical Equipment — 4.0%
Cooper Industries, Ltd., Class A	450,000	$12,109,500
Emerson Electric Co.	700,000	22,890,000

		$34,999,500

Food Products — 5.9%
Kraft Foods, Inc., Class A	588,220	$16,499,571
Nestle SA	1,000,000	34,559,307

		$51,058,878

Gas Utilities — 1.7%
GDF Suez	383,735	$14,681,417

		$14,681,417

Health Care Equipment & Supplies — 1.0%
Boston Scientific Corp. (2)	1,000,000	$8,870,000

		$8,870,000

Hotels, Restaurants & Leisure — 5.4%
McDonald’s Corp.	800,000	$46,416,000

		$46,416,000

Industrial Conglomerates — 1.1%
Siemens AG	170,000	$9,573,039

		$9,573,039

Insurance — 7.3%
AON Corp.	400,000	$14,820,000
Chubb Corp.	699,478	29,783,773
Travelers Companies, Inc. (The)	494,985	19,126,220

		$63,729,993

Investment Companies — 0.1%
Reinet Investments SCA (2)	95,821	$895,631

		$895,631

Security	Shares	Value

Machinery — 2.8%
Deere & Co.	700,000	$24,318,000

		$24,318,000

Media — 0.0%
Reed Elsevier PLC	1	$7

		$7

Metals & Mining — 4.1%
Southern Copper Corp.	1,200,000	$16,728,000
ThyssenKrupp AG	945,355	19,184,809

		$35,912,809

Multi-Utilities — 5.2%
RWE AG	575,000	$44,676,180

		$44,676,180

Oil, Gas & Consumable Fuels — 20.1%
BP PLC ADR	100,000	$4,247,000
Chevron Corp.	650,000	45,838,000
Marathon Oil Corp.	1,100,000	29,953,000
Repsol YPF, S.A.	1,550,000	27,682,609
StatoilHydro ASA	2,200,000	37,904,963
Total SA ADR	580,000	28,872,400

		$174,497,972

Pharmaceuticals — 8.6%
AstraZeneca PLC	300,000	$11,560,337
Novartis AG ADR	350,000	14,441,000
Pfizer, Inc.	900,000	13,122,000
Schering-Plough Corp.	801,695	14,077,764
Wyeth Corp.	500,000	21,485,000

		$74,686,101

Real Estate Investment Trusts (REITs) — 2.1%
AvalonBay Communities, Inc.	206,322	$10,689,557
Boston Properties, Inc.	170,000	7,361,000

		$18,050,557

Tobacco — 8.8%
Altria Group, Inc.	850,000	$14,059,000
British American Tobacco PLC	427,939	11,734,022
Imperial Tobacco Group PLC	700,000	19,141,167
Philip Morris International, Inc.	850,000	31,577,500

		$76,511,689

Wireless Telecommunication Services — 0.8%
Rogers Communications, Inc., Class B	250,000	$7,040,000

		$7,040,000

Total Common Stocks (identified cost $992,871,126)		$1,093,576,536

Preferred Stocks — 18.9%

Security	Shares	Value

Commercial Banks — 9.1%
Abbey National Capital Trust I, 8.963% (3)	17,500	$11,519,637
ABN AMRO North America Capital Funding Trust, 6.968% (3)(4)	3,300	1,430,344
Barclays Bank PLC, 8.55% (3)(4)	17,960	8,284,230
BBVA International Preferred SA Unipersonal, 5.919% (1)(3)	4,000	1,359,368
BNP Paribas, 7.195% (3)(4)	100	7,807,996
BNP Paribas Capital Trust, 9.003% (3)(4)	15,000	8,525,070
Credit Agricole SA/London, 6.637% (3)(4)	9,950	5,030,431
DB Contingent Capital Trust II, 6.55% (1)	135,000	1,810,350
Den Norske Bank, 7.729% (3)(4)	5,000	3,229,555
First Tennessee Bank, 5.37% (3)(4)	5,275	1,803,391
HSBC Capital Funding LP, 9.547% (3)(4)	5,000	3,891,195
Landsbanki Islands HF, 7.431% (3)(4)(5)	14,850	8,910
Lloyds Banking Group PLC, 6.657% (3)(4)	18,000	3,637,782
PNC Financial Services Group, Inc., 9.875% (3)	48,600	1,018,170
Royal Bank of Scotland Group PLC, 7.64% (3)	100	2,369,476
Santander Finance Unipersonal, 6.50% (1)	386,500	6,628,475
Standard Chartered PLC, 6.409% (3)(4)	100	3,420,024
UBS Preferred Funding Trust I, 8.622% (3)	15,000	7,525,965

		$79,300,369

Security	Shares	Value

Diversified Financial Services — 0.6%
CoBank, 11.00%	110,000	$5,031,785

		$5,031,785

Electric Utilities — 0.2%
Georgia Power Co., 6.50%	20,000	$1,679,200

		$1,679,200

Food Products — 0.5%
Dairy Farmers of America, 7.875% (4)	75,230	$4,163,514

		$4,163,514

Insurance — 7.6%
Aegon NV, 6.375% (1)	470,000	$5,635,300
Arch Capital Group, Ltd., Series A, 8.00% (1)	77,000	1,694,000
Arch Capital Group, Ltd., Series B, 7.875% (1)	11,000	229,130
AXA SA, 6.379% (3)(4)	2,500	1,103,317
AXA SA, 6.463% (3)(4)	21,670	9,699,866
Endurance Specialty Holdings, Ltd., 7.75% (1)	246,200	3,993,364
ING Capital Funding Trust III, 8.439% (3)	21,300	9,754,314
ING Groep NV, 8.50% (1)	450,000	6,637,500
Prudential PLC, 6.50%	18,500	9,026,798
RenaissanceRe Holdings, Ltd., 6.08% (1)	257,500	4,014,425
RenaissanceRe Holdings, Ltd., 6.60% (1)	115,000	2,116,000
Zurich Regcaps Fund Trust VI, 1.8694% (3)(4)	16,200	12,018,375

		$65,922,389

Oil, Gas & Consumable Fuels — 0.9%
Kinder Morgan GP, Inc., 8.33% (3)(4)	7,000	$7,768,250

		$7,768,250

Thrifts & Mortgage Finance — 0.0%
Indymac Bank FSB, 8.50% (4)(5)	400,000	$4,000

		$4,000

Total Preferred Stocks (identified cost $347,061,003)		$163,869,507

Short-Term Investments — 3.0%

	Interest
Description	(000’s omitted)	Value

Cash Management Portfolio, 0.23% (6)	$26,110	$26,110,064

Total Short-Term Investments (identified cost $26,110,064)		$26,110,064

Total Investments — 147.9% (identified cost $1,366,042,193)		$1,283,556,107

Other Assets, Less Liabilities — (47.9)%		$(415,811,593)

Net Assets — 100.0%		$867,744,514

ADR	- American Depository Receipt

(1)	Security has been segregated as collateral with the custodian for borrowings under the Committed Facility Agreement.

(2)	Non-income producing security.

(3)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2009.

(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2009, the aggregate value of the securities is $81,826,250 or 9.4% of the Fund’s net assets.

(5)	Defaulted security.

(6)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended January 31, 2009 was $78,440.

Country Concentration of Portfolio

	Percentage
Country	of Total Investments	Value

United States	55.2%	$709,036,592
United Kingdom	11.2	143,242,916
Germany	9.5	121,750,535
France	7.5	96,460,124
Spain	5.7	73,184,194
Switzerland	3.8	49,000,307
Norway	3.2	41,134,518
Canada	1.7	22,344,080
Bermuda	1.1	14,225,500
Netherlands	1.0	12,272,800
Luxembourg	0.1	895,631
Iceland	0.0	8,910

Total	100.0%	$1,283,556,107

The Fund did not have any open financial instruments at January 31, 2009.
The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,366,086,093

Gross unrealized appreciation	$175,159,659
Gross unrealized depreciation	(257,689,645)

Net unrealized depreciation	$(82,529,986)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in
	Valuation Inputs	Securities
Level 1	Quoted Prices	$814,223,141
Level 2	Other Significant Observable Inputs	469,332,966
Level 3	Significant Unobservable Inputs	—

Total		$1,283,556,107

The Fund held no investments or other financial instruments at October 31, 2008 whose fair value was determined using Level 3 inputs.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Tax-Advantaged Global Dividend Income Fund

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	March 25, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	March 25, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	March 25, 2009